Inventories, net (Tables)	12 Months Ended
Dec. 31, 2014
Inventories, net
Schedule of Inventories, net
	As of December 31,
	2013	2014
	RMB	RMB
Products	6,358,151	12,119,359
Packing materials and others	28,004	71,484
Inventories, net	6,386,155	12,190,843